Business Combinations and Divestments (Details) $ in Millions, $ in Millions						1 Months Ended				4 Months Ended	12 Months Ended
	Feb. 03, 2025 EUR (€) item	Jan. 02, 2025 EUR (€)	Jul. 01, 2024 EUR (€)	Apr. 01, 2024 USD ($)	Jul. 07, 2023 EUR (€)	Feb. 28, 2025 Center	Feb. 03, 2025 EUR (€)	Jan. 31, 2025 Center	Jun. 30, 2023 item	Jul. 31, 2024 EUR (€) Center	Dec. 31, 2025 EUR (€) Center	Dec. 31, 2025 USD ($) Center	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2018	Dec. 31, 2016 EUR (€)	May 01, 2025	Feb. 03, 2025 USD ($)	Jan. 02, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 01, 2024 USD ($)	Oct. 09, 2023 EUR (€)	Jul. 07, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Group companies, associates and business units, total net cash amount											€ 108,000,000		€ 286,000,000	€ 29,000,000
Albajuna Therapeutics, S.L.
Disclosure of detailed information about business combination [line items]
Percentage of shareholding																49.00%	30.00%
Purchase of interests in investments accounted for using equity method																	€ 4,000,000
Grifols Canada Plasma, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of interest					100.00%
Plasma centers acquired from Immunotek
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired | Center						6		8		14
Total number of plasma centers managed by entity																		28
Number of guarantees over lease contracts released | item	3
Total number of guarantees over lease contracts | item	2								5
Remaining guarantees with an amount total | $																			$ 20
Consideration										€ 514,000,000											$ 547
Group 1 centers and Group 2 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired										14
Consideration										€ 246,000,000											266
Step-up of net assets acquired										0	€ (3,000,000)	$ (3)
Goodwill										246,000,000											266
Adjustments from acquisition										(10,000,000)											(10)
Goodwill, net of adjustments										€ 236,000,000											$ 256
Group 1 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired				7
Consideration			€ 121,000,000	$ 135
Group 2 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired			7
Consideration			€ 125,000,000																			$ 131
Group 3 centers and Group 4 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired											14	14
Consideration	€ 268,000,000						€ 268,000,000					$ 140	€ 134,000,000						281
Advance payment	(134,000,000)						(134,000,000)												(140)
Net consideration	134,000,000						134,000,000												141
Step-up of net assets acquired							0
Goodwill	268,000,000						268,000,000												281
Adjustments from acquisition	(27,000,000)						(27,000,000)												(28)
Goodwill, net of adjustments	€ 241,000,000						241,000,000												253
Group 3 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired		8
Consideration		€ 75,000,000																		$ 79
Group 4 centers
Disclosure of detailed information about business combination [line items]
Number of plasma centers acquired	6										6	6
Liabilities incurred	€ 60,000,000						60,000,000												70
Management fee and finance costs on deferred consideration	7,000,000						7,000,000												8
Consideration	€ 59,000,000						€ 59,000,000												$ 62
Saskatoon plasma center Inc
Disclosure of detailed information about business combination [line items]
Consideration					€ 8,000,000																			$ 12
Goodwill					€ 8,000,000																			$ 11
Albajuna Therapeutics, S.L. Inc.
Disclosure of detailed information about business combination [line items]
Consideration																							€ 1
Assets acquired (liabilities assumed)																							2,000,000
Goodwill																							2,000,000
Fair value of net assets acquired																							€ 2,000,000

[1]	(See Note 2.d)